Audited Consolidated Balance Sheet as of December 31, 2022 and Unaudited Interim Condensed Consolidated Balance Sheet as of June 30, 2023 (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000
Ordinary shares, issued (in shares)	39,015,476	38,999,597
Ordinary shares, outstanding (in shares)	39,015,476	38,999,597